Fair value of financial instruments (Narrative) (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Loans and advances at amortised cost	£ 320,967	£ 324,048 [1]
Held-to-maturity [member] | Corporate loans [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances at amortised cost		5,100
Recurring fair value measurement [member] | Commodity derivatives [member] | Derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period		1,023
Recurring fair value measurement [member] | Derivative financial liabilities [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities held at end of reporting period		(950)
Brokered certificates of deposit [Member]
Disclosure of detailed information about financial instruments [line items]
Description of existence of third-party credit enhancement	Structured and brokered certificates of deposit issued by Barclays Group are insured up to $250,000 per depositor by the Federal Deposit Insurance Corporation (FDIC) in the United States. The FDIC is funded by premiums that Barclays and other banks pay for deposit insurance coverage.
Description of whether third-party credit enhancement is reflected in fair value measurement	The carrying value of these issued certificates of deposit that are designated under the IAS 39 fair value option includes this third party credit enhancement.
Deposits	£ 3,862	4,070
Exit price adjustments derived from market bid-offer spreads [member]
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	(402)	(391)
Uncollateralised derivative funding [member]
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	(38)	(45)
Derivative credit valuation adjustments [member]
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	(123)	(103)
Derivative debit valuation adjustments [member]
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	184	131
Goverment bonds [member] | Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period		3,807
Financial instruments at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	246	253
Additions, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	6	119
Financial instruments at amortised cost, category [member] | Amoritisation and releases [Member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	(13)	(22)
Financial instruments at fair value [member]
Disclosure of detailed information about financial instruments [line items]
Aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	138	109
Additions, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	44	34
Financial instruments at fair value [member] | Amoritisation and releases [Member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	(15)	(104)
Level 3 of fair value hierarchy [member] | Exit price adjustments derived from market bid-offer spreads [member]
Disclosure of detailed information about financial instruments [line items]
(Increase) decrease in fair value adjustments of derivatives	11
Level 3 of fair value hierarchy [member] | Uncollateralised derivative funding [member]
Disclosure of detailed information about financial instruments [line items]
(Increase) decrease in fair value adjustments of derivatives	(7)
Level 3 of fair value hierarchy [member] | Derivative credit valuation adjustments [member]
Disclosure of detailed information about financial instruments [line items]
(Increase) decrease in fair value adjustments of derivatives	20
Level 3 of fair value hierarchy [member] | Derivative debit valuation adjustments [member]
Disclosure of detailed information about financial instruments [line items]
(Increase) decrease in fair value adjustments of derivatives	53
Level 3 of fair value hierarchy [member] | Max [member]
Disclosure of detailed information about financial instruments [line items]
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets (liabilities)	791	763
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets (liabilities)	(1,208)	(984)
Level 3 of fair value hierarchy [member] | Goverment bonds [member] | Max [member]
Disclosure of detailed information about financial instruments [line items]
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets (liabilities)	£ 791	£ 763

[1]

B arclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1, Basis of preparation on pages [xx] to [xx], Note 21, Transition disclosures on pages [xx] to [xx] and the Credit risk disclosures on page X toX and X.